Income taxes - Summary of Income Tax Expense (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Current income tax expense	€ (131,921)	€ (16,088)
Deferred tax benefit	61,804	99,339
Income tax benefit / (expense)	€ (70,117)	€ 83,251